Accounts Receivable - Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket (Details) - USD ($)		Sep. 30, 2025		Mar. 31, 2025
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 2,803,083		$ 2,495,301
Total gross accounts receivable, Subsequent collection	[1]	$ 2,712,159		$ 2,493,599
Total gross accounts receivable, net, % of subsequent collection		96.80%	[1]	99.90%	[2]
Allowance for credit losses, balance
Allowance for credit losses, Subsequent collection	[1]
Allowance for credit losses, net, % of subsequent collection			[1]		[2]
Accounts receivable, net, balance		$ 2,803,083		$ 2,495,301
Accounts receivable, net, Subsequent collection	[1]	$ 2,712,159		$ 2,493,599
Accounts receivable, net, % of subsequent collection		96.80%	[1]	99.90%	[2]
Overdue but within 1 year [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 600,530		$ 541,427
Total gross accounts receivable, Subsequent collection	[1]	$ 593,881		$ 539,723
Total gross accounts receivable, net, % of subsequent collection		98.90%	[1]	99.70%	[2]
Not yet due [Member]
Schedule of Accounts Receivable and Subsequent Collection by Aging Bucket [Line Items]
Total gross accounts receivable, balance		$ 2,202,553		$ 1,953,874
Total gross accounts receivable, Subsequent collection	[1]	$ 2,118,278		$ 1,953,876
Total gross accounts receivable, net, % of subsequent collection		96.20%	[1]	100.00%	[2]

[1]	The subsequent collections reflected herein are as of December 22, 2025.
[2]	As of December 22, 2025, 99.7% of the overdue amounts (within one year) and 100.0% of the amounts not yet due had been collected.